UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05740 )

Exact name of registrant as specified in charter: Putnam Managed Municipal Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:
Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments:

Putnam Managed
Municipal Income
Trust
The fund's portfolio
7/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES
(146.6%)(a)
	Rating (RAT)	Principal amount	Value

Alabama (0.4%)

Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds
(GA. Pacific Corp.), 5 3/4s, 9/1/28	B	$950,000	$968,373
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	650,000	669,097

			1,637,470

Arizona (3.1%)

Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. B, 5 7/8s, 3/1/33	Ba1	1,000,000	1,000,920
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	1,000,000	1,143,550
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande

Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	1,800,000	1,988,856
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	495,000	521,671
Coconino Cnty., Poll. Control Rev. Bonds
(Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Ba1	3,000,000	3,138,900
Glendale, Wtr. & Swr. Rev. Bonds,
AMBAC, 5s, 7/1/28	Aaa	2,000,000	2,067,160
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty.
Learning Ctr.), 5.05s, 6/1/25	BBB-	815,000	779,629
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	1,000,000	1,101,730

			11,742,416

Arkansas (2.9%)

AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	4,600,000	5,122,238
Independence Cnty., Poll. Control Rev. Bonds (Entergy,
Inc.), 5s, 1/1/21	A-	1,000,000	1,005,600
Little Rock G.O. Bonds (Cap. Impt.),
FSA, 3.95s, 4/1/19	Aaa	765,000	752,990
Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27
(Prerefunded)	BB/P	2,750,000	2,952,153
Washington Cnty., Hosp. Rev. Bonds
(Regl. Med. Ctr.)
Ser. A, 5s, 2/1/35	Baa2	250,000	247,005
Ser. B, 5s, 2/1/25	Baa2	500,000	503,785

			10,583,771

California (16.0%)

CA Hlth. Fac. Fin. Auth. Rev. Bonds
AMBAC, 5.293s, 7/1/17	Aaa	3,400,000	3,404,250
(CA-NV Methodist), 5s, 7/1/26	A+	500,000	513,350
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	1,200,000	1,245,660
CA State Dept. of Wtr. Resources Rev.
Bonds, Ser. A
AMBAC, 5 1/2s, 5/1/13	Aaa	16,500,000	18,031,530
5 1/2s, 5/1/11	A2	3,000,000	3,204,540
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	3,000,000	3,006,510
CA Statewide Cmnty. Dev. Auth. Rev.
Bonds
(Huntington Memorial Hosp.), 5s,
7/1/21	A+	3,000,000	3,093,450
(Thomas Jefferson School of Law), Ser. B, 4 7/8s,
10/1/31	BBB-	1,030,000	1,011,038
CA Statewide Cmntys. Dev. Auth. Apt. Mandatory Put
Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/17/10	Baa2	2,250,000	2,298,893
Capistrano, Unified School Dist. Cmnty. Fac. Special
Tax Bonds (Ladera Ranch - No. 98-2), 5.7s, 9/1/20
(Prerefunded)	BBB/P	1,000,000	1,074,290

Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.)
Ser. 04-02, 5s, 9/2/30	BB+/P	250,000	247,915
Ser. 04-02, 5.05s, 9/2/35	BB+/P	395,000	393,191
Chula Vista, Cmnty. Fac. Dist. Special
Tax Rev. Bonds
(No. 08-1 Otay Ranch Village Six),
6s, 9/1/33	BB/P	1,250,000	1,291,813
(No 07-I Otay Ranch Village Eleven),
5 7/8s, 9/1/34	BB/P	300,000	312,402
(No. 07-I Otay Ranch Village
Eleven), 5.8s, 9/1/28	BB/P	300,000	312,942
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	950,000	961,419
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	10,775,000	118,525
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28	BB/P	750,000	771,630
Gilroy, Rev. Bonds (Bonfante Gardens
Park), 8s, 11/1/25	B-/P	770,000	661,415
Golden State Tobacco Securitization
Corp. Rev. Bonds
Ser. 03-A1, 6 3/4s, 6/1/39	BBB	850,000	954,389
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38
(Prerefunded)	AAA	2,500,000	2,759,325
Ser. 03 A-1, 5s, 6/1/21	BBB	625,000	627,675
Murrieta, Cmnty. Fac. Dist. Special Tax (No. 2
The Oaks Impt. Area A), 6s, 9/1/34	BB+/P	1,100,000	1,144,880
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	650,000	663,325
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds (Dist. No. 14- Area A), 5 1/8s, 9/1/26	BB-/P	850,000	850,961
Roseville, Cmnty. Fac. Special Tax (Dist. No. 1
-Westpark)
5 1/4s, 9/1/25	BB/P	315,000	317,249
5 1/4s, 9/1/17	BB/P	985,000	1,007,803
Roseville, Cmnty. Fac. Special Tax Bonds (Dist. No.
1), 5s, 9/1/14	BB/P	400,000	403,424
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 4-C, 6s, 9/1/33	BBB/P	1,250,000	1,327,063
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	Baa1	250,000	268,978
Santaluz Cmnty., Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	2,485,000	2,508,608
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	3,465,000	1,945,979
Vallejo, COP (Marine World
Foundation), 7.2s, 2/1/26	BBB-/P	2,500,000	2,579,800

			59,314,222

Colorado (2.4%)

CO Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran),

5 1/4s, 6/1/23	A-	1,000,000	1,035,650
CO Pub. Hwy. Auth. Rev. Bonds (E-470
Pub. Hwy.), Ser. B
zero %, 9/1/35 (Prerefunded)	Aaa	15,500,000	1,996,555
zero %, 9/1/34 (Prerefunded)	Aaa	16,500,000	2,293,335
Denver, City & Cnty. Arpt. Rev. Bonds
Ser. D, AMBAC, 7 3/4s, 11/15/13	AAA	1,050,000	1,192,496
MBIA, 5 1/2s, 11/15/25	Aaa	2,500,000	2,535,900

			9,053,936

Connecticut (1.4%)

CT State Hlth. & Edl. Fac. Auth. VRDN, Ser. V-1,
3.63s, 7/1/36	VMIG1	5,300,000	5,300,000

Delaware (0.8%)

GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-3,
5.3s, 10/31/39	A3	2,500,000	2,579,150
Sussex Cnty., Rev. Bonds (First Mtge. - Cadbury
Lewes), Ser. A, 5.9s, 1/1/26	B/P	350,000	355,177

			2,934,327

District of Columbia (0.5%)

DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/4s,
5/15/24	BBB	1,900,000	2,008,129

Florida (7.7%)

CFM Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 6 1/4s,
5/1/35	BB-/P	1,500,000	1,587,885
Fishhawk, Cmnty. Dev. Dist. II Rev.
Bonds
Ser. A, 6 1/8s, 5/1/34	BB/P	485,000	506,345
Ser. B, 5s, 11/1/07	BB/P	70,000	69,655
FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A,
6.05s, 10/1/22	BBB/P	770,000	795,248
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31	BB/P	750,000	799,110
Gateway Svcs. Cmnty., Dev. Dist. Special Assmt. Bonds
(Stoneybrook), 5 1/2s, 7/1/08	BB/P	240,000	240,775
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 1/4s,
6/1/21	BBB+	3,200,000	3,306,496
Heritage Harbor, South Cmnty. Dev. Distr. Rev. Bonds,
Ser. A, 6 1/2s, 5/1/34	BB+/P	485,000	518,441
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt., Ser. B, 5s, 11/1/09	BB/P	200,000	199,660
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	1,230,000	1,270,578
Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance
Cmnty.), Ser. C, 5 1/2s, 11/15/29	BBB-	1,000,000	1,000,410
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount

Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba1	1,335,000	1,467,646
North Springs, Impt. Dist. Special Assmt. Rev. Bonds
(Parkland Golf Country Club), Ser. A-1, 5.45s, 5/1/26	BB-/P	250,000	249,080
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm
Beach Gardens), Ser. A, 5.9s, 5/1/35	BB/P	985,000	1,014,314
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	1,000,000	1,005,920
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	1,500,000	1,568,535
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-2,
5 3/8s, 5/1/13	BB-/P	2,500,000	2,520,175
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist
Hlth.), 5 1/4s, 11/15/33	Aa3	1,500,000	1,544,865
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	495,000	503,257
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	1,425,000	1,437,996
Tern Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5s,
5/1/15	BB-/P	600,000	600,288
Tern Bay, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser.
A, 5 3/8s, 5/1/37	BB-/P	1,150,000	1,149,034
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	325,000	325,419
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. (Cmnty.
Infrastructure), Ser. B, 5s, 11/1/13	BB-/P	475,000	473,566
Wentworth Estates Cmnty., Dev. Dist. Special Assmt.
Bonds, Ser. B, 5 1/8s, 11/1/12	BB-/P	850,000	853,128
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37	BB-/P	725,000	733,664
Westchester Cmnty. Dev. Dist. No. 1 Special Assmt.
(Cmnty. Infrastructure), 6 1/8s, 5/1/35	BB-/P	1,250,000	1,312,263
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	950,000	1,003,001
6 1/4s, 5/1/22	BB-/P	550,000	577,495

			28,634,249

Georgia (2.8%)

Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (GA Power Co.), 4.45s, 12/1/08	A2	4,000,000	4,052,760
Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury
Court), Class A, 6 1/8s, 2/15/34	B+/P	425,000	442,009
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	Aaa	1,400,000	1,401,736
GA Muni. Elec. Auth. Rev. Bonds,
AMBAC, 5s, 1/1/26	Aaa	2,500,000	2,561,450
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	1,890,000	1,896,899

			10,354,854

Hawaii (0.9%)

HI Dept. of Trans. Special Fac. Rev. Bonds
(Continental Airlines, Inc.), 7s, 6/1/20	B	1,635,000	1,726,527
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 3.7s, 1/1/22	Aaa	1,800,000	1,777,230

			3,503,757

Idaho (1.1%)

ID Hlth. Fac. Auth. VRDN (St. Lukes Med. Ctr.), FSA,
3.57s, 7/1/30	VMIG1	1,600,000	1,600,000
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	830,000	840,765
Madison Cnty., Hosp. COP, 5 1/4s,
9/1/20	BBB-	1,480,000	1,541,065

			3,981,830

Illinois (3.7%)

Bedford Pk., Village Rev. Bonds (Hotel/Motel Tax),
Ser. A, 4.9s, 12/1/23	Baa1	600,000	595,116

Chicago, G.O. Bonds, Ser. A, AMBAC
5 5/8s, 1/1/39 (Prerefunded)	Aaa	3,395,000	3,714,503
5 5/8s, 1/1/39	Aaa	105,000	112,077
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing)
5 5/8s, 3/1/36	BB-/P	100,000	100,311
5.4s, 3/1/16	BB-/P	260,000	261,147
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A2	3,250,000	3,453,158
IL Fin. Auth. Rev. Bonds
(Friendship Village Schaumburg), Ser. A, 5 5/8s,
2/15/37	B+/P	300,000	302,988
(Landing At Plymouth Place), Ser. A,
5.35s, 5/15/15	B+/P	600,000	600,366
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	250,000	249,663
IL Hlth. Fac. Auth. Rev. Bonds (St. Benedict), Ser.
03A-1, 6.9s, 11/15/33	B/P	500,000	538,620
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/23	Aaa	3,750,000	3,919,838

			13,847,787

Indiana (3.4%)

IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	2,500,000	2,572,275
IN Trans. Fin. Auth. Arpt. Facs. Lease Rev. Bonds,
Ser. A, AMBAC, 5s, 11/1/16 (Prerefunded)	Aaa	6,500,000	6,650,215
Purdue U. VRDN (Student Fee), Ser. T,
3.64s, 7/1/27	VMIG1	1,000,000	1,000,000

Rockport, Poll. Control Mandatory Put Bonds (Indiana
Michigan Pwr. Co.), Ser. C, 2 5/8s, 10/1/06	Baa2	1,750,000	1,744,418
St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross
Village Notre Dame), Ser. A, 5 3/4s, 5/15/15	B/P	455,000	472,913

			12,439,821

Iowa (2.9%)

IA Rev. Bonds (Care Initiatives), Ser. A,
5s, 7/1/19	BBB-	1,840,000	1,830,230
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	2,855,000	3,556,274
9.15s, 7/1/09 (Prerefunded)	AAA	880,000	966,451
Ser. A, 5 1/4s, 7/1/17	BBB-	1,040,000	1,063,504
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A
6 1/8s, 11/15/32	BB/P	200,000	205,920
6s, 11/15/24	BB/P	200,000	203,728
Tobacco Settlement Auth. of IA Rev.
Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	750,000	751,770
Ser. B, zero %, 6/1/34	BBB	2,250,000	2,112,570

			10,690,447

Kansas (0.4%)

Salina, Hosp. Rev. Bonds (Salina Regl.
Hlth.)
5s, 10/1/17	A1	500,000	522,175
5s, 10/1/16	A1	605,000	633,768
5s, 10/1/15	A1	250,000	262,350

			1,418,293

Kentucky (0.5%)

KY Econ. Dev. Fin. Auth. Rev. Bonds (Norton Hlth.
Care, Inc.), Ser. A, 6 1/2s, 10/1/20	NR/P	1,700,000	1,832,311

Louisiana (1.5%)

LA Local Govt. Env. Fac. Cmnty. Dev.
Auth. Rev. Bonds
(Hlth. Care - St. James Place), Ser.
A, 7s, 11/1/26	B-/P	400,000	399,512

(St. James Place), Ser. A, 7s, 11/1/20	B-/P	1,000,000	1,002,890
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med.
Foundation), 5s, 7/1/16	A3	600,000	620,802
Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks
Med. Ctr.), Ser. A, 5s, 2/1/25	A	500,000	504,130
W. Feliciana Parish, Poll. Control Rev. Bonds (Gulf

States Util. Co.), Ser. C, 7s, 11/1/15	BBB-	2,750,000	2,765,895

			5,293,229

Maine (1.0%)

ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	1,600,000	1,623,120
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba2	2,000,000	2,170,760

			3,793,880

Maryland (0.9%)

MD State Hlth. & Higher Edl. Fac. Auth.
Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/15	Baa1	1,000,000	1,080,670
(Edennwald), Ser. A, 5.2s, 1/1/24	BB/P	300,000	302,343
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	B/P	200,000	212,118
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A, 5 7/8s, 5/1/21	BB/P	1,850,000	1,900,135

			3,495,266

Massachusetts (10.7%)

Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	600,000	605,148
MA State G.O. Bonds, 5s, 7/1/09	Aa2	6,000,000	6,196,440
MA State Dev. Fin. Agcy. Rev. Bonds (Lasell Village),
Ser. A, 6 3/8s, 12/1/25	BB-/P	585,000	590,979
MA State Hlth. & Edl. Fac. Auth. Rev.
Bonds
(Civic Investments/HPHC), Ser. A,
9s, 12/15/15	BBB-/P	1,900,000	2,344,676
(Norwood Hosp.), Ser. C, 7s, 7/1/14
(Prerefunded)	Ba2	1,185,000	1,400,528
(Jordan Hosp.), Ser. E, 6 3/4s,
10/1/33	BBB-	1,200,000	1,305,588
(UMass Memorial), Ser. C, 6 5/8s,
7/1/32	Baa2	2,225,000	2,433,193
(UMass Memorial), Ser. C, 6 1/2s,
7/1/21	Baa2	1,875,000	2,037,638
(Caritas Christi Oblig. Group), Ser. A,
5 1/4s, 7/1/08	BBB	1,500,000	1,520,865
(Partners Hlth. Care Syst.), Ser. F,
5s, 7/1/21	Aa2	1,000,000	1,043,050
MA State Hsg. Fin. Agcy. Rev. Bonds
(Rental Mtge.)
Ser. C, AMBAC, 5 5/8s, 7/1/40	Aaa	2,000,000	2,039,560
Ser. A, AMBAC, 5 1/2s, 7/1/40	Aaa	15,290,000	15,577,299
MA State Indl. Fin. Agcy. Rev. Bonds

(1st Mtge. Stone Institution &
Newton), 7.9s, 1/1/24	BB-/P	500,000	502,895
(TNG Marina Bay LLC), U.S. Govt. Coll., 7 1/2s,
12/1/27 (Prerefunded)	AAA	580,000	620,838
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	1,550,000	1,552,883

			39,771,580

Michigan (3.2%)

Detroit, Swr. Disp. VRDN, Ser. B, FSA,
3.68s, 7/1/33	VMIG1	1,000,000	1,000,000
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	275,000	289,086
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp. OB Group), Ser. A, 5 3/4s, 9/1/17	Ba1	350,000	344,362
MI State Hosp. Fin. Auth. Rev. Bonds

(Oakwood Hosp.), Ser. A, 6s, 4/1/22	A2	1,500,000	1,607,655
(Chelsea Cmnty. Hosp. Oblig.), 5s,
5/15/25	BBB	755,000	752,214
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	1,500,000	1,489,785
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s,
7/23/09	B	2,000,000	2,040,180
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp.), 5 1/2s, 6/1/20	Baa3	1,000,000	1,039,950
Warren Cons. School Dist. G.O. Bonds, FSA, 5 3/8s,
5/1/18	Aaa	2,975,000	3,160,819

			11,724,051

Minnesota (4.1%)

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A	2,000,000	2,005,100
Hutchinson, G.O. Bonds (Indpt. School Dist. No. 423),
Ser. A, 5 3/4s, 2/1/13 (Prerefunded)	Aa2	1,000,000	1,028,070
MN Agricultural & Econ. Dev. Board Rev. Bonds (Hlth.
Care Syst.), Ser. A, MBIA, 5 1/2s, 11/15/17
(Prerefunded)	Aaa	2,390,000	2,490,428
MN State Hsg. Fin. Agcy. Rev. Bonds (Residential
Hsg.), Ser. H, 4.15s, 1/1/12	Aa1	760,000	755,250
Northfield, Hosp. Rev. Bonds, 5 1/2s,
11/1/18	BBB-	1,140,000	1,204,843
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B/P	400,000	406,904
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Hlth.
East), 6s, 11/15/25	Baa3	1,000,000	1,078,770

U. of MN VRDN, Ser. C, 3.64s, 12/1/36	VMIG1	6,100,000	6,100,000

			15,069,365

Mississippi (1.1%)

Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.), Ser. B, 6.7s, 4/1/22	Baa2	1,500,000	1,754,820
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5.9s, 5/1/22	BBB-	1,250,000	1,256,000
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	1,095,000	1,139,884

			4,150,704

Missouri (1.9%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/32	A+	1,750,000	1,833,965
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	1,500,000	1,555,890
MO Hsg. Dev. Comm. Rev. Bonds
(Home Ownership)
Ser. D, GNMA Coll., FNMA Coll.,
5.55s, 9/1/34	Aaa	1,460,000	1,497,464
Ser. B, GNMA Coll., FNMA Coll.,
4.4s, 9/1/14	AAA	420,000	417,451
Ser. B, GNMA Coll., FNMA Coll.,
4.3s, 9/1/13	AAA	410,000	408,012
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.), 5 1/4s, 5/15/32	Aa2	1,450,000	1,494,066

			7,206,848

Montana (2.6%)

Forsyth, Poll. Control Mandatory Put Bonds (Avista
Corp.), AMBAC, 5s, 12/30/08	Aaa	1,775,000	1,811,210
Forsyth, Poll. Control VRDN (Pacific Corp.), 3.70s,
1/1/18	A-1+	7,500,000	7,500,000
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. Johns
Lutheran), Ser. A, 6s, 5/15/25	B+/P	350,000	354,585

			9,665,795

Nebraska (--%)

Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12	D/P	65,059	49,542
(Brookhaven), zero %, 9/1/12	D/P	791,466	39,573

			89,115

Nevada (3.5%)

Clark Cnty., Impt. Dist. Special Assmt.
(Dist. No. 142), 6 3/8s, 8/1/23	BB-/P	1,000,000	1,041,030
(Summerlin No. 151), 5s, 8/1/16	BB/P	1,010,000	1,012,767

Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. C, AMBAC, 5.95s, 12/1/38	Aaa	5,000,000	5,395,250
Henderson, Local Impt. Dist. Special
Assmt.
(No. T-14), 5.8s, 3/1/23	BB/P	480,000	494,611
(No. T-16), 5 1/8s, 3/1/25	BB-/P	500,000	497,905
(No. T-17), 5s, 9/1/18	BB/P	275,000	274,249
(No. T-18), 5s, 9/1/16	BB-/P	1,425,000	1,420,483
Las Vegas, Local Impt. Board Special Assmt. (Dist. No.
607), 5.9s, 6/1/18	BB-/P	875,000	901,985
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (Sierra
Pacific Pwr. Co.), 5s, 7/1/09	Ba1	2,000,000	1,990,300

			13,028,580

New Hampshire (1.7%)

NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds
(Riverwoods at Exeter), Ser. A, 6 3/8s, 3/1/13	BB+/P	590,000	601,369
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Kendal
at Hanover), Ser. A, 5s, 10/1/18	BBB	1,275,000	1,276,607
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day
Hlth. Syst.), Ser. A, 7s, 10/1/29	BBB-/P	2,565,000	2,660,444
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds,
3 1/2s, 7/1/27	Baa2	1,750,000	1,706,723

			6,245,143

New Jersey (4.0%)

NJ Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 7 1/2s, 2/1/27
(Prerefunded)	Aaa	1,300,000	1,349,842
(Cedar Crest Vlg., Inc.), Ser. A, 7
1/4s, 11/15/31	BB-/P	1,250,000	1,351,200
(Newark Arpt. Marriot Hotel), 7s,
10/1/14	Ba3	1,900,000	1,938,304
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	514,560
(First Mtge. Lions Gate), Ser. A, 5
7/8s, 1/1/37	B/P	230,000	235,686
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	2,500,000	2,598,750
NJ Econ. Dev. Auth. Solid Waste Rev. Bonds (Disp.
Waste Mgt.), 5.3s, 6/1/15	BBB	1,750,000	1,811,040
NJ Hlth. Care Fac. Fin. Auth. Rev.
Bonds
(Trinitas Hosp. Oblig. Group), 7 1/2s,
7/1/30	Baa3	1,300,000	1,428,687
(United Methodist Homes), Ser. A, 5
3/4s, 7/1/29	BB+	2,250,000	2,287,598
(Atlantic City Med. Ctr.), 5 3/4s,
7/1/25	A2	1,250,000	1,310,425

			14,826,092

New Mexico (0.5%)

Farmington, Poll. Control Rev. Bonds (San Juan), Ser.
B, 4 7/8s, 4/1/33	Baa2	1,200,000	1,193,712
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	525,000	541,727

			1,735,439

New York (16.1%)

Huntington, Hsg. Auth. Rev. Bonds (Gurwin Jewish Sr.
Residence), Ser. A, 6s, 5/1/39	B+/P	500,000	509,015
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
Ser. A, U.S. Govt. Coll., 5 3/4s, 12/1/24 (Prerefunded)	AAA	2,000,000	2,091,860
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(Keyspan-Glenwood), 5 1/4s, 6/1/27	A	2,000,000	2,050,560
NY City, G.O. Bonds, Ser. B, 5 1/4s,
12/1/09	AA-	10,000,000	10,423,300
NY City, Indl. Dev. Agcy. Rev. Bonds
(Staten Island U. Hosp. Project),
6.45s, 7/1/32	B2	1,480,000	1,510,814
(Liberty-7 World Trade Ctr.), Ser. A, 6
1/4s, 3/1/15	B-/P	1,275,000	1,357,620
NY City, Indl. Dev. Agcy. Special Fac.
Rev. Bonds
(American Airlines - JFK Intl., Arpt.),
7 1/2s, 8/1/16	B	3,400,000	3,804,430

(British Airways PLC), 5 1/4s, 12/1/32	Ba2	2,425,000	2,299,070
NY City, Muni. Wtr. Fin. Auth. Rev. Bonds, Ser. C,
MBIA, 5 1/2s, 6/15/17	Aaa	10,000,000	10,153,400
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s,
6/1/38	BBB	1,000,000	967,460
NY State Dorm. Auth. Rev. Bonds (Winthrop-U. Hosp.
Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	900,000	935,037
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,400,000	2,475,432
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost
$2,000,000) (RES)	BB/P	2,000,000	2,089,080
Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. -
5th Installment), 6 3/4s, 10/1/19	BB+/P	200,000	203,300
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	15,000,000	15,656,550
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landing), Ser. A, 8s, 10/1/30	B+/P	1,700,000	1,861,653
Suffolk Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds
(Jeffersons Ferry), 5s, 11/1/15	BBB-	450,000	465,111
(Jefferson's Ferry), 4 5/8s, 11/1/16	BBB-	1,000,000	1,001,960

			59,855,652

North Carolina (6.2%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev.
Bonds
Ser. D, 6 3/4s, 1/1/26	Baa2	1,500,000	1,633,335
Ser. A, 5 3/4s, 1/1/26	Baa2	3,000,000	3,156,180
NC Med. Care Cmnty. Healthcare Fac. Rev. Bonds
(Deerfield), Ser. A, 5s, 11/1/23	A-/F	750,000	764,663
NC Med. Care Cmnty. Hlth. Care Fac.
Rev. Bonds

(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	2,023,240
(Pines at Davidson), Ser. A, 5s,
1/1/16	A-/F	545,000	570,386
(Novant Hlth. Oblig. Group), Ser. A,
5s, 11/1/14	Aa3	10,000,000	10,488,200
(Pines at Davidson), Ser. A, 4.85s,
1/1/26	A-/F	1,270,000	1,285,265
NC Med. Care Comm. Retirement Fac.
Rev. Bonds
(First Mtge.), Ser. A-05, 5 1/2s,
10/1/35	BB+/P	1,040,000	1,044,597
(First Mtge.), Ser. A-05, 5 1/4s,
10/1/25	BB+/P	600,000	604,590
(First Mtge. United Methodist), Ser.
C, 5 1/4s, 10/1/24	BB+/P	150,000	151,511
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,000,000	1,086,340

			22,808,307

Ohio (2.2%)

Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	1,400,000	1,362,732
Cuyahoga Cnty., Rev. Bonds, Ser. A
6s, 1/1/16	Aa3	1,280,000	1,414,490
6s, 1/1/15	Aa3	2,000,000	2,215,180
OH State Air Quality Dev. Auth. Rev. Bonds (Toledo
Poll. Control), Ser. A, 6.1s, 8/1/27	Baa2	3,000,000	3,117,300

			8,109,702

Oklahoma (3.3%)

OK City Arpt. Trust Rev. Bonds Jr. Lien 27th Ser.,
Ser. A, FSA, 5s, 7/1/18	Aaa	3,150,000	3,245,634
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	1,575,000	1,668,791
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.),
Ser. A, MBIA
5 3/4s, 8/15/29	AAA	4,045,000	4,256,230
5 3/4s, 8/15/29 (Prerefunded)	AAA	2,955,000	3,141,431

			12,312,086

Oregon (0.8%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	1,900,000	1,966,158
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	845,000	868,347

			2,834,505

Pennsylvania (6.0%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth.
Syst.), Ser. B, 9 1/4s, 11/15/15	Ba3	20,000	23,762
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt.), 5 1/2s, 11/1/16	Ba1	1,250,000	1,305,638
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	610,000	632,161
5.3s, 1/1/14	BB/P	690,000	693,326
5.2s, 1/1/13	BB/P	1,000,000	1,001,900
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	1,560,000	1,632,992
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5.3s, 12/15/26	BB-/P	500,000	498,115
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,027,160
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 6s, 1/1/43	BBB+	500,000	526,195
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B/P	700,000	740,838
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	4,200,000	4,189,458
PA State Higher Edl. Fac. Auth. Rev.
Bonds
(Widener U.), 5.4s, 7/15/36	BBB+	1,000,000	1,038,070
(Philadelphia College of Osteopathic Medicine), 5s,
12/1/07	A	995,000	1,006,532
Philadelphia, Auth. for Indl. Dev. VRDN (Fox Chase
Cancer Ctr.), 3.66s, 7/1/25	A-1+	6,000,000	6,000,000
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default)
(NON)	Ca	2,729,624	2,730
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,800,000	1,930,158

			22,249,035

Puerto Rico (0.5%)

Cmnwlth. of PR, Hwy. & Trans. Auth.
Rev. Bonds
FGIC, 5 1/2s, 7/1/13	Aaa	1,035,000	1,133,780
5s, 7/1/28	BBB	590,000	597,882

			1,731,662

South Carolina (2.4%)

Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37	A2	1,000,000	1,050,030
Richland Cnty., Rev. Bonds (Intl. Paper Co.), Ser. A,
4 1/4s, 10/1/07	BBB	2,500,000	2,500,450
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	1,250,000	1,424,650
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	1,000,000	1,154,240
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B, 6s, 5/15/22	BBB	1,195,000	1,248,178
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B,
6 3/8s, 5/15/30	BBB	1,300,000	1,462,838

			8,840,386

South Dakota (0.7%)

SD Edl. Enhancement Funding Corp. Rev. Bonds, Ser. B,
6 1/2s, 6/1/32	BBB	2,000,000	2,171,200
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4 1/2s, 5/1/17	AAA	500,000	507,150

			2,678,350

Tennessee (2.5%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. -Mountain States Hlth.), Ser. A
7 1/2s, 7/1/33	BBB+	3,700,000	4,286,228
MBIA, 6s, 7/1/21	Aaa	2,000,000	2,152,260
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac.
Rev. Bonds (Appalachian Christian Village), Ser. A,
6 1/4s, 2/15/32	BB-/P	600,000	618,966
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	A3	1,255,000	1,431,466
6 1/2s, 9/1/26 (Prerefunded)	A3	745,000	849,754

			9,338,674

Texas (8.3%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A, 7s, 11/15/33	BB/P	600,000	645,942
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21 (SEG)	Baa2	3,000,000	2,981,160
Carrollton, Farmers Branch Indpt. School Dist. G.O.
Bonds, PSFG, 5s, 2/15/17	Aaa	4,655,000	4,814,480
Dallas, Indpt. School Dist. G.O. Bonds, PSFG, 5 1/2s,

2/15/16	Aaa	1,610,000	1,732,102
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan
U.), Ser. A, 6s, 10/1/12	Ba2	550,000	555,715
Harris Cnty., Rev. Bonds, Ser. B, FSA,
5s, 8/15/32	Aaa	5,500,000	5,762,130
Harris Cnty., Hlth. Fac. Rev. Bonds (Memorial Hermann
Hlth. Care), Ser. A, 6 3/8s, 6/1/29 (Prerefunded)	A+	3,000,000	3,357,000
Houston, Arpt. Syst. Rev. Bonds (Continental Airlines,
Inc.), Ser. C, 5.7s, 7/15/29	B-	2,500,000	2,419,175
Sabine River Auth. Rev. Bonds (TXU Electric), Ser. C,
5.2s, 5/1/28	Baa2	1,000,000	1,025,000
Sam Rayburn Muni. Pwr. Agcy. Rev.
Bonds, 6s, 10/1/21	Baa2	2,500,000	2,622,875
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	300,000	314,205
Tomball, Hosp. Auth. Rev. Bonds
(Tomball Regl. Hosp.)
6s, 7/1/29	Baa3	2,000,000	2,080,700
6s, 7/1/25	Baa3	800,000	834,048
6s, 7/1/19	Baa3	800,000	836,048
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. B, FSA, 4 1/4s, 9/1/26	Aaa	985,000	987,078

			30,967,658

Utah (1.1%)

Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A
7 1/2s, 2/1/10	BB-	750,000	757,838
7.45s, 7/1/17	BB-/P	600,000	626,400
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	1,500,000	1,563,810
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s,
11/1/17	Baa1	1,000,000	1,044,890

			3,992,938

Vermont (0.2%)

VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s,
5/1/29	Aaa	910,000	917,417

Virginia (2.3%)

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (VA Baptist Homes), Ser. A
5 3/8s, 7/1/30	B+/P	500,000	501,555
5 1/4s, 7/1/25	B+/P	250,000	250,340
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	CCC+	500,000	484,755
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	1,000,000	1,060,720
Peninsula Ports Auth. Rev. Bonds (Baptist Homes), Ser.
C, 5 3/8s, 12/1/26	B+/P	1,500,000	1,522,335

Russell Cnty. Indl. Dev. Auth. Poll. Control Rev.
Bonds (Appalachian Pwr. Co.), Ser. I, 2.7s, 11/1/07	Baa2	2,000,000	1,992,160
VA State Hsg. Dev. Auth. Rev. Bonds (Cmnwlth. Mtge.),
3.45s, 10/1/10	Aaa	2,300,000	2,236,451
Winchester, Indl. Dev. Auth. Residential Care Fac.
Rev. Bonds (Westminster-Canterbury), Ser. A, 5.2s,
1/1/27	BB/P	500,000	502,345

			8,550,661

Washington (2.3%)

King Cnty., G.O. Bonds, Ser. C, 6 1/4s,
1/1/32	AAA	5,000,000	5,148,250
Tobacco Settlement Auth. of WA Rev.
Bonds
6 5/8s, 6/1/32	BBB	2,000,000	2,193,120
6 1/2s, 6/1/26	BBB	1,185,000	1,293,807

			8,635,177

West Virginia (0.6%)

Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	2,250,000	2,261,678

Wisconsin (3.3%)

Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	3,000,000	3,318,960
6 3/8s, 6/1/32	BBB	4,000,000	4,299,840
WI Hsg. & Econ. Dev. Auth. Rev. Bonds (Home
Ownership), Ser. D, 4 7/8s, 3/1/36	Aa2	500,000	511,490
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30	A2	3,900,000	4,127,543

			12,257,833

Wyoming (0.2%)

Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC
Corp.), 5.6s, 12/1/35	Baa3	700,000	735,210

Total municipal bonds and notes			$544,449,638
(cost $528,838,151)

PREFERRED STOCKS (1.7%)(a)
		Shares	Value

Charter Mac. Equity Trust 144A Ser. A,
6.625% cum. pfd.		2,000,000	$2,117,340
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.		4,000,000	4,261,680

Total preferred stocks (cost	$6,379,020
$6,000,000)

TOTAL INVESTMENTS

Total investments (cost	$550,828,658
$534,838,151) (b)

FUTURES CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	362	$38,383,313	Sep-06	$(193,387)

NOTES

(a) Percentages indicated are based on net assets of $371,277,827.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F".

(b) The aggregate identified cost on a tax basis is $520,914,401, resulting in gross unrealized appreciation and depreciation of $34,326,003 and $4,411,746, respectively, or net unrealized appreciation of $29,914,257.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2006 was $2,089,080 or 0.6% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2006.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at July 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following industry group concentrations greater than 10% at July 31, 2006 (as a percentage of net assets):

Health care	47.5%
Utilities	26.2
Transportation	15.6
Housing	12.2

The fund had the following insurance concentrations greater than 10% at July 31, 2006 (as a percentage of net assets):

AMBAC	16.8%
MBIA	11.3

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2006